SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012 Quoted price in active market for identical assets (Level 1)	Dec. 31, 2012 Significant unobservable inputs (Level 3)	Dec. 31, 2012 Money market funds in cash equivalent Quoted price in active market for identical assets (Level 1)	Dec. 31, 2012 Warrant liabilities Significant unobservable inputs (Level 3)
Fair value measurement
Assets	$ 0	$ 8		$ 8
Liabilities	$ 0		$ 839		$ 839